Expense Example - FidelityAdvisorEmergingAsiaFund-AMCIZPRO - FidelityAdvisorEmergingAsiaFund-AMCIZPRO - Fidelity Advisor Emerging Asia Fund	Dec. 30, 2024 USD ($)
Fidelity Advisor Emerging Asia Fund - Class A
Expense Example:
1 year	$ 692
3 years	940
5 years	1,207
10 years	1,967
Fidelity Advisor Emerging Asia Fund - Class C
Expense Example:
1 year	299
3 years	615
5 years	1,057
10 years	2,094
Fidelity Advisor Emerging Asia Fund - Class M
Expense Example:
1 year	494
3 years	799
5 years	1,125
10 years	2,046
Fidelity Advisor Emerging Asia Fund - Class I
Expense Example:
1 year	97
3 years	303
5 years	525
10 years	1,166
Fidelity Advisor Emerging Asia Fund - Class Z
Expense Example:
1 year	83
3 years	259
5 years	450
10 years	$ 1,002